Revenue and Other Operating Income	12 Months Ended
Dec. 31, 2023
REVENUE AND OTHER OPERATING INCOME
Revenue and Other Operating Income

28.  REVENUE AND OTHER OPERATING INCOME

The detail of revenue presented in the statement of comprehensive income for the years ended December 31, 2023, 2022 and 2021 is as follows:

	For the years ended December 31,
	2023	2022	2021
Revenues	ThCh$	ThCh$	ThCh$
Energy sales	3,690,958,879	3,555,216,142	2,585,248,169

Generation	2,252,662,000	2,233,369,420	1,489,763,351
Regulated customers	825,204,686	822,190,715	532,353,167
Unregulated customers	1,319,064,760	1,209,931,004	893,147,380
Spot market sales	108,392,554	201,247,701	64,262,804
Distribution	1,438,296,879	1,321,846,722	1,095,484,818
Residential	742,496,383	732,865,039	597,631,419
Business	435,449,860	362,207,598	293,442,712
Industrial	120,007,325	109,083,560	99,516,111
Other consumers (1)	140,343,311	117,690,525	104,894,576

Other sales	510,542,878	716,907,816	156,907,706
Gas sales	463,898,120	671,732,249	129,442,332
Sales of goods and services	46,644,758	45,175,567	27,465,374

Revenue from other services	61,089,340	106,876,132	87,526,529
Tolls and transmission	897,969	52,534,938	29,341,568
Metering equipment leases	3,494,551	3,062,728	2,967,964
Services and Business Advisories provided (Public lighting, connections and electrical advisories)	40,495,038	35,353,775	44,126,106
Other services	16,201,782	15,924,691	11,090,891

Total Revenues	4,262,591,097	4,379,000,090	2,829,682,404

	For the years ended December 31,
	2023	2022	2021
Other Income	ThCh$	ThCh$	ThCh$
Income by agreement with Shell (2)	5,613,300	460,714,800	—
Revenue from modification of contracts with suppliers (3)	32,713,420	—	—
Commodity derivative income	22,968,987	66,506,258	6,814,747
Regasification service	31,789,548	29,739,775	—
Income from sanctions to users	4,548,654	3,801,165	3,419,398
Compensation from delayed suppliers	625,908	3,304,994	—
Income from insurance claims (insurance)	6,074,155	8,233,249	6,352,546
Temporary lease of generation facilities	—	—	686,126
Reversal of SEF fine		—	1,161,837
Other	13,320,924	5,131,532	7,112,477
Total other income	117,654,896	577,431,773	25,547,131

(1)	For the year ended December 31, 2023, it includes income from the sale of energy to (i) municipalities of ThCh$49,987,374 (ThCh$38,916,267 and ThCh$37,097,819 as of December 31, 2022 and 2021, respectively); (ii) government entities of ThCh$38,764,296 (ThCh$32,527,895 and ThCh$15,986,996 as of December 31, 2022 and 2021, respectively); (iii) agricultural companies of ThCh$7,329,544 (ThCh$7,203,781 and ThCh$7,798,059 as of December 31, 2022 and 2021, respectively); (iv) public and telecommunications service companies of ThCh$3,803,246 (ThCh$3,148,872 and ThCh$10,624,227 as of December 31, 2022 and 2021, respectively); (v) educational institutions of ThCh$1,653,215 (ThCh$2,309,902 and ThCh$4,121,823 as of December 31, 2022 and 2021, respectively); (vi) health services of ThCh$12,676,699 (ThCh$10,397,470 and ThCh$12,142,923 as of December 31, 2022 and 2021, respectively); and (vii) other of ThCh$26,128,937 (ThCh$23,186,338 and ThCh$17,122,729 as of December 31, 2022 and 2021, respectively).

(2)	On December 19, 2022, an agreement was signed between our subsidiary Enel Generación Chile and Shell Global Energy Limited, Singapore Branch, to modify the contract called LNG Sale and Purchase Agreement, mainly consisting of accepting the reduction of volumes committed by the supplier, for the remaining term of the contract, maintaining the same cost level and mitigating the volatility of the price formula. The price of the agreement, which reached US$ 520 million, was fully paid by Shell Global Energy Limited on December 29, 2022.

(3)	Additional income generated by the renegotiation of commercial terms considered in contracts with energy suppliers.